Shares of Common Stock Authorized and Reserved for Future Issuance (Detail)	Sep. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Total common stock authorized and reserved for future issuance	58,573,122	51,852,160
Options to purchase common stock
Class of Stock [Line Items]
Total common stock authorized and reserved for future issuance	54,587,814	43,314,728
Options available for future issuance
Class of Stock [Line Items]
Total common stock authorized and reserved for future issuance	3,359,320	7,756,492
Common stock warrants
Class of Stock [Line Items]
Total common stock authorized and reserved for future issuance	625,988	780,940